Investment Property (Tables)	12 Months Ended
Dec. 31, 2021
INVESTMENT PROPERTY.
Summary of Changes in Investment Property

	Investment Properties, Gross	Accumulated Depreciation, Amortization and Impairment	Investment Properties, Net
Investment Property, Net, Cost Model	ThCh$	ThCh$	ThCh$
Balance as of January 1, 2020	9,189,377	(2,394,222)	6,795,155
Depreciation expense	-	(19,812)	(19,812)
Reversals of value impairment loss recognized in the income statement	-	646,597	646,597
Balance as of December 31, 2020	9,189,377	(1,767,437)	7,421,940
Depreciation expense	-	(19,812)	(19,812)
Reversals of value impairment recognized in the income statement	-	136,877	136,877
Balance as of December 31, 2021	9,189,377	(1,650,372)	7,539,005

Schedule of fair value hierarchy of investment properties

	Fair value measured as of December 31, 2021
	Level 1	Level 2	Level 3
	ThCh$	ThCh$	ThCh$
Investment properties	—	—	8,856,391
See Note 3.h.
Summary of Income and Expenses from Investment Properties

	2021	2020	2019
Income and expense from investment properties	ThCh$	ThCh$	ThCh$
Income derived from rental income from investment properties	204,483	196,955	202,896
Direct operating expenses from investment properties that generate rental income	(39,727)	(36,761)	(44,136)
Total	164,756	160,194	158,760